Share-based compensation - Additional Information (Detail) $ / shares in Units, ¥ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2019 $ / shares shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2020 USD ($) shares	Sep. 01, 2020 shares	Mar. 31, 2019 USD ($)	Aug. 01, 2018 shares	Sep. 27, 2012 shares
Share Based Payment Arrangement [Line Items]
Percentage of entitlement to vest earn by employees		25.00%	25.00%
Share based compensation arrangement by share based payment award options granted		998,000	998,000	915,097
Share based compensation arrangement by share based payment award options exercised				1,299,954
Share based compensation arrangement by share based payment award options outstanding intrinsic value | $		$ 29,359,582		$ 39,471,589		$ 33,010,332
Unrecognised share based compensation expenses | $		$ 3,212,747,000		$ 12,954,410,000
Weighted average vesting period		6 years 3 months 18 days	6 years 3 months 18 days	6 years 8 months 12 days
Share based compensation expense recognized until the completion of a qualified IPO | $				$ 0
Share based compensation expense			¥ 10.9	$ 0
Cumulative share based compensation expense | ¥			¥ 44.1
Employees and Non Employees [Member]
Share Based Payment Arrangement [Line Items]
Share based compensation arrangement by share based payment award options granted		998,000	998,000	915,097
Fair value of options granted amount | $		$ 4,120,000		$ 3,860,000
Management Participants [Member]
Share Based Payment Arrangement [Line Items]
Share based compensation arrangement by share based payment award options exercised	1,299,954
Share based compensation arrangement by share based payment award options exercised price per share | $ / shares	$ 0.001
2012 Global Share Plan [Member]
Share Based Payment Arrangement [Line Items]
Shares reserved for future issuances								1,061,500
2018 Global Share Plan [Member]
Share Based Payment Arrangement [Line Items]
Shares reserved for future issuances					5,987,836		5,987,836
Amended 2018 Global Share Plan [Member]
Share Based Payment Arrangement [Line Items]
Shares reserved for future issuances					8,987,836